Pension obligations (Schedule of additional information about defined benefit plans) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Obligations [Line Items]
Opening defined benefit obligation	$ 216,369	$ 240,354
Current service cost	9,392	11,295
Curtailment	(583)	0
Past service cost	0	4,989
Interest cost	5,938	6,172
Benefits paid from plan	(18,637)	(22,546)
Benefits paid from employer	(1,787)	(866)
Participant contributions	25	34
Effects of movements in exchange rates	(16,883)	950
Arising from changes in demographic assumptions	0	1,498
Arising from changes in financial assumptions	(48,960)	(24,663)
Arising from experience adjustments	255	(848)
Closing defined benefit obligation	$ 145,129	$ 216,369